QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited) [Abstract]
Revenues	$ 51,173	$ 52,939	$ 51,189	$ 49,214	$ 47,440	$ 48,383	$ 45,896	$ 45,287	$ 204,515	$ 187,006	$ 169,733
Net income (loss) attributable to Investors Real Estate Trust	10,753	8,371	5,114	(151)	(28,542)	3,503	8,787	3,078	24,087	(13,174)	25,530
Net income (loss) available to common shareholders	$ 7,875	$ 5,492	$ 2,236	$ (3,030)	$ (31,420)	$ 624	$ 5,909	$ 199	$ 12,573	$ (24,688)	$ 16,301
Net income (loss) per common share - basic & diluted (in dollars per share)	$ 0.07	$ 0.05	$ 0.02	$ (0.03)	$ (0.29)	$ 0	$ 0.06	$ 0	$ 0.11	$ (0.23)	$ 0.17